Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 82,840	$ 45,500	$ 58,926
Accounts receivable, net	16,370	15,062	8,159
Due from Affiliate
Inventories	45,429	39,681	36,234
Prepaid expenses and other assets	56,380	64,686	48,824
Total current assets	201,019	164,929	152,143
Property and equipment, net	5,601,690	4,960,142	4,640,093
Goodwill and tradenames	611,330	611,330	602,792
Other long-term assets	174,594	202,026	167,383
Investment in subsidiaries
Total assets	6,588,633	5,938,427	5,562,411
Current liabilities:
Current portion of long-term debt	272,644	221,233	200,582
Accounts payable	97,100	79,126	80,327
Accrued expenses and other liabilities	221,673	231,040	208,102
Due to Affiliate	37,064	59,897	2,963
Advance ticket sales	542,602	353,793	325,472
Total current liabilities	1,171,083	945,089	817,446
Long-term debt	2,918,566	2,764,120	2,837,499
Due to Affiliate	73,276	147,364
Other long-term liabilities	41,415	63,070	63,003
Total liabilities	4,204,340	3,919,643	3,717,948
Commitments and contingencies
Shareholders' equity:
Ordinary shares, value	204	25	25
Additional paid-in capital	2,805,277	2,327,097	2,324,167
Accumulated other comprehensive income (loss)	(47,407)	(17,619)	(19,794)
Retained earnings (deficit)	(404,421)	(299,185)	(467,741)
Total shareholders' equity controlling interest	2,353,653	2,010,318	1,836,657
Non-controlling interest	30,640	8,466	7,806
Total shareholders' equity	2,384,293	2,018,784	1,844,463
Total liabilities and shareholders' equity	$ 6,588,633	$ 5,938,427	$ 5,562,411